Assets and Liabilities Related to Insurance Risks (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Insurance subsidiary investments	$ 96,295	$ 86,168
Reinsurance recoverables	7,186	5,382
Other	150	150
Insurance Risks Assets Current, Total	103,631	91,700
Non-current asset:
Insurance subsidiary investments	149,094	116,424
Reinsurance and other recoverables	139,091	134,819
Deposits	5,727	5,551
Other	39	40
Insurance Risks Assets Non Current, Total	293,951	256,834
Insurance Risks Assets, Total	397,582	348,534
Liabilities:
Current	101,037	91,184
Non-current	393,823	392,895
Allowance For Insurance Risks, Total	494,860	484,079	434,414	333,404
Professional Malpractice Liability Insurance
Current assets:
Insurance subsidiary investments	60,117	53,133
Reinsurance recoverables	7,186	5,382
Insurance Risks Assets Current, Total	67,303	58,515
Non-current asset:
Insurance subsidiary investments	66,648	46,546
Reinsurance and other recoverables	70,465	58,025
Deposits	4,238	3,977
Insurance Risks Assets Non Current, Total	141,351	108,548
Insurance Risks Assets, Total	208,654	167,063
Liabilities:
Current	60,993	54,088
Non-current	246,230	236,630
Allowance For Insurance Risks, Total	307,223	290,718	263,727	249,224
Workers compensation
Current assets:
Insurance subsidiary investments	36,178	33,035
Other	150	150
Insurance Risks Assets Current, Total	36,328	33,185
Non-current asset:
Insurance subsidiary investments	82,446	69,878
Reinsurance and other recoverables	68,626	76,794
Deposits	1,489	1,574
Other	39	40
Insurance Risks Assets Non Current, Total	152,600	148,286
Insurance Risks Assets, Total	188,928	181,471
Liabilities:
Current	40,044	37,096
Non-current	147,593	156,265
Allowance For Insurance Risks, Total	$ 187,637	$ 193,361	$ 170,687	$ 84,180